SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Subsequent Event [Line Items]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
The Plan was restated effective January 1, 2026, to incorporate previously approved amendments, SECURE Act and SECURE Act 2.0 changes, as well as the addition of Roth deferrals and the elimination of a suspension following in-service withdrawals. Other than the item above, the Plan has evaluated subsequent events through June 29, 2026, the date the financial statements were available to be issued and noted no subsequent events which would have an impact on the Statements of Net Assets Available for Benefits and the related Statements of Changes in Net Assets Available for Benefits or require disclosure in the notes to financial statements.

EBP 002
EBP, Subsequent Event [Line Items]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
The Plan was restated effective January 1, 2026, to incorporate previously approved amendments, SECURE Act and SECURE Act 2.0 changes, as well as the addition of Roth deferrals, the elimination of a suspension following in-service withdrawals, and an increase of the employee deferral limit from 20% to 50%. Other than the item above, the Plan has evaluated subsequent events through June 29, 2026, the date the financial statements were available to be issued and noted no subsequent events which would have an impact on the Statements of Net Assets Available for Benefits and the related Statements of Changes in Net Assets Available for Benefits or require disclosure in the notes to financial statements.